Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (Parentheticals) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (Parentheticals) [Line Items]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in Shares)	33,796,389	33,796,389	33,120,483
Series C Preferred Stock [Member] | White Top And Black Water [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (Parentheticals) [Line Items]
Series C preferred stock, shares (in Shares)			41,000
Series C preferred stock, stated value			$ 25
Series C preferred stock, per share			$ 19.20
Series C Preferred Stock [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (Parentheticals) [Line Items]
Series C preferred stock, shares (in Shares)	2,000,000	2,000,000	1,561,144
White Top And Black Water [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (Parentheticals) [Line Items]
Common stock par value			$ 1.62
Common stock, shares issued (in Shares)			589,657